Summary of Material Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Material Accounting Policies
Changes in accounting standards

Changes in accounting standards

New IFRS pronouncements not yet adopted

In April 2024, IASB issued IFRS 18, Presentation and disclosure in financial statements ("IFRS 18"), which replaces IAS 1, Presentation of financial statements. IFRS 18 introduces an updated structure for the statement of income or loss by requiring income and expenses to be presented in three defined categories: operating, investing and financing, and by specifying certain defined totals and subtotals. IFRS 18 also introduces disclosure requirements for management-defined performance measures and provides enhanced guidance on principles of aggregation and disaggregation that apply to the primary financial statements and accompanying notes. The standard does not change the recognition or measurement of items in the financial statements or the classification of items in other comprehensive income.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, including interim reporting periods. Retrospective application is required and early adoption is permitted. The adoption of IFRS 18 is expected to result in changes to the presentation and disclosure of certain amounts in the Company's consolidated financial statements; however, the Company does not expect the standard to have a material impact on its consolidated financial position, results of operations or cash flows.

New IFRS pronouncements recently adopted

In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments are described in detail in the Company’s condensed consolidated interim financial statements for the three months ended March 31, 2026.

The Company adopted the amendments effective January 1, 2026 and adopted the exception permitted for qualifying electronic payment systems to derecognize certain financial liabilities on the date payment is initiated rather than the settlement date. The adoption did not have a material impact on the Company’s condensed consolidated interim financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates will either not be relevant to the Company after their effective date or are not expected to have a significant impact on the Company's consolidated financial statements.